Note 14 - Derivative Financial Instruments (Details Textual)	1 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Nov. 28, 2017	Nov. 28, 2016	Oct. 17, 2014 USD ($)
Interest Rate Swap [Member]
Derivative, Number of Instruments Held, Total		1
Derivative, Notional Amount		$ 10,000,000
Interest Rate Swap [Member] | Eurobank [Member]
Derivative, Number of Instruments Held, Total					1
Derivative, Notional Amount					$ 10,000,000
Derivative, Average Fixed Interest Rate					1.97%
Derivative, Fixed Interest Rate			3.55%	0.95%	0.50%
Freight Forward Agreements [Member]
Derivative, Number of Instruments Held, Total	3
Charter Equivalent Rate Per Day	$ 11,000